UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : June 30, 2012
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management LLC
Address: 3000 Sand Hill Road
	 Bldg 3-230
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	Aug 2, 2012



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 51

Form 13F Information Table Value Total : $220,313

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
21Vianet                       COM              90138A103     5803   506842 SH       Sole                   506842
ARM Holdings                   COM              042068106     5741   241325 SH       Sole                   241325
Abbott Laboratories            COM              002824100     2256    35000 SH       Sole                    35000
Advent Software                COM              007974108     5066   186885 SH       Sole                   186885
Amazon.com                     COM              023135106    10540    46156 SH       Sole                    46156
Apple Computer                 COM              037833100     1226     2100 SH       Sole                     2100
Aruba Networks Inc             COM              043176106     5736   381113 SH       Sole                   381113
Automatic Data Processing, Inc COM              053015103      385     6911 SH       Sole                     6911
Berk. Hath. Class B            COM              084670207     2304    27650 SH       Sole                    27650
CafePress                      COM              12769A103     2434   163583 SH       Sole                   163583
Citrix Systems, Inc            COM              177376100     5984    71290 SH       Sole                    71290
Dolby Laboratories, Inc.       COM              25659T107      619    15000 SH       Sole                    15000
EMC Corporation                COM              268648102     1141    44500 SH       Sole                    44500
Facebook, Inc.                 COM              30303M102    22827   734098 SH       Sole                   734098
Financial Engines, Inc.        COM              317485100     9137   425956 SH       Sole                   425956
Fortinet, Inc                  COM              34959E109     3985   171625 SH       Sole                   171625
Fusion-io Inc.                 COM              36112j107     8228   393886 SH       Sole                   393886
General Electric               COM              369604103     1167    56016 SH       Sole                    56016
General Mills                  COM              370334104     1028    26672 SH       Sole                    26672
Google Inc                     COM              38259P508      635     1095 SH       Sole                     1095
Halliburton Co.                COM              406216101      568    20000 SH       Sole                    20000
IBM                            COM              459200101     3912    20000 SH       Sole                    20000
Informatica Corp.              COM              45666Q102     7297   172264 SH       Sole                   172264
Intel Corp.                    COM              458140100     1332    50000 SH       Sole                    50000
Intuit, Inc.                   COM              461202103      418     7050 SH       Sole                     7050
Johnson & Johnson              COM              478160104     1177    17428 SH       Sole                    17428
Linear Technology              COM              535678106     1347    43001 SH       Sole                    43001
Linkedin Corporation           COM              53578A108     4892    46030 SH       Sole                    46030
LogMeIn                        COM              54142L109     9344   306175 SH       Sole                   306175
MakeMyTrip                     COM              V5633W109     3927   239010 SH       Sole                   239010
Mercadolibre, Inc.             COM              58733R102     8916   117630 SH       Sole                   117630
Merck                          COM              589331107      963    23068 SH       Sole                    23068
Millennial Media               COM              60040N105     5589   423748 SH       Sole                   423748
Minnesota Mining               COM              604059105      358     4000 SH       Sole                     4000
NetSuite Inc.                  COM              64118Q107     8017   146384 SH       Sole                   146384
Oracle Corporation             COM              68389X105      594    20000 SH       Sole                    20000
Pandora Media                  COM              698354107     6042   555800 SH       Sole                   555800
Proofpoint                     COM              743424103     9234   544750 SH       Sole                   544750
Qlik Technologies              COM              74733T105     7241   327360 SH       Sole                   327360
Qualcomm Inc                   COM              747525103      390     7000 SH       Sole                     7000
Red Hat, Inc                   COM              756577102     5257    93085 SH       Sole                    93085
Responsys Inc.                 COM              761248103    15652  1291431 SH       Sole                  1291431
Royal Dutch Shell PLC          COM              780259206      270     4000 SH       Sole                     4000
Salesforce.com Inc.            COM              79466L302     5774    41762 SH       Sole                    41762
Schlumberger Ltd.              COM              806857108     1039    16000 SH       Sole                    16000
Schwab Charles Corp            COM              808513105      129    10000 SH       Sole                    10000
Spreadtrum Comm.               COM              849415203     4995   283030 SH       Sole                   283030
Target CP                      COM              239753106      765    13140 SH       Sole                    13140
VMWare                         COM              928563402     5225    57395 SH       Sole                    57395
Visa, Inc.                     COM              92826C839      618     5000 SH       Sole                     5000
iSoftStone                     COM              46489B108     2785   488517 SH       Sole                   488517
